Business Combination - Summary of Preliminary Valuation of Intangible Assets Acquired (Details) - Frndly TV, Inc. $ in Thousands	May 09, 2025 USD ($)
Business Combination [Line Items]
Estimated Fair Value	$ 46,000
Estimated Weighted-Average Useful Lives (in years)	6 years 7 months 6 days
Customer relationships
Business Combination [Line Items]
Estimated Fair Value	$ 32,000
Estimated Weighted-Average Useful Lives (in years)	7 years 3 months 18 days
Tradename
Business Combination [Line Items]
Estimated Fair Value	$ 14,000
Estimated Weighted-Average Useful Lives (in years)	5 years